Income Taxes - Deferred Tax Liabilities/(Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Income Taxes Deferred Tax Liabilities Assets [Abstract]
Depreciation	$ 117,752	$ 109,973
Intangibles	161,707	156,859
Gross deferred tax liabilities	279,459	266,832
Retiree health benefits	(7,468)	(6,661)
Foreign loss carryforwards	(83,033)	(89,115)
U.S. Federal loss carryforwards	(19,553)	(26,967)
Capital loss carryforwards	(3,053)	(3,769)
Employee benefits	(120,551)	(215,907)
Accrued liabilities and other	(79,574)	(83,336)
Gross deferred tax assets	(313,232)	(425,755)
Valuation allowance on deferred tax assets	60,856	61,563
Total deferred taxes, net	$ 27,083	$ (97,360)